SHARE CAPITAL - Disclosure of changes in Company's reserve for share-based payments related to the stock options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	$ 7,639,768	$ 6,399,479	$ 3,415,790
Share-based payments	1,097,850	1,742,511	1,863,085
Balance at the end of year	8,084,304	7,639,768	6,399,479
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	5,902,436	5,470,552	4,767,433
Share-based payments - replacement options	31,888	0	0
Share-based payments	253,544	431,884	932,333
Share-based payments - options exercised	0	0	(229,214)
Balance at the end of year	$ 6,187,868	$ 5,902,436	$ 5,470,552